CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

11.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2024 and June 30, 2025:

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	1	1	—
- Cash at bank	3,081	726	101

Total	3,082	727	101

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	1,469	556	78
US$	1,366	39	5
HK$	247	132	18

Total	3,082	727	101

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.